Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

The components of our income tax provision are as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Current provision:
Federal	$4,467	$1,933	$2,615
State	7,070	3,442	3,121
Foreign	88	78	103
Total current	11,625	5,453	5,839
Deferred provision:
Federal	(5,148)	17,765	22,279
State	(5,984)	(731)	687
Total deferred	(11,132)	17,034	22,966
Provision for income taxes	493	22,487	28,805
Recognition of net deferred tax liabilities upon C-corporation conversion	—	—	321,054
Total income tax expense	$493	$22,487	$349,859

Significant Components of Deferred Tax Assets and Liabilities

The significant components of the deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
	(in thousands)
Deferred Tax Assets
Net Operating Losses	$9,145	$43,583
Insurance Accruals	12,084	10,641
Tax Credits	8,623	11,550
Cash Flow Hedge-OCI	3,431	4,004
Intangibles	10,794	12,602
Doubtful Accounts	1,528	1,932
Returns Club	—	343
Compensation Accruals	9,481	8,054
Other	2,310	1,960
Total gross deferred tax assets	57,396	94,669
Less: Valuation Allowance	(9,116)	(9,300)
Deferred Tax Assets	$48,280	$85,369
Deferred Tax Liabilities
Fixed Assets	$318,986	$361,856
Trademark	61,823	61,603
Cancellation of Debt Income	6,192	9,300
Linens, uniforms and supplies	3,959	4,225
Other	348	1,973
Deferred Tax Liabilities	391,308	438,957
Net Deferred Taxes	$(343,028)	$(353,588)

Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate

The following is a reconciliation of the statutory federal income tax rate to the effective tax rate reported in the combined financial statements:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Statutory U.S. federal income tax provision	$(214)	$17,219	$5,934
State tax, net of federal benefit	1,052	2,221	4,957
Foreign tax, net of federal benefit	88	50	67
Nondeductible stock compensation	—	1,948	16,155
Nondeductible book loss from January 1, 2014 through April 13, 2014	—	—	4,480
Permanent items	389	800	97
Tax credits	(548)	(84)	—
Unrecognized tax benefit	174	—	—
Change in valuation allowance	95	353	(767)
Return to provision	(351)	(688)	(329)
Changes in deferred taxes	(169)	541	(1,904)
Other	(23)	127	115
Provision for income taxes	493	22,487	28,805
Recognition of net deferred tax liabilities upon C-corporation conversion	—	—	321,054	(1)
Income tax expense	$493	$22,487	$349,859

(1)

The one-time net deferred tax expense of $321.1 million consists of (a) the recognition of deferred tax liabilities of approximately $462.3 million, primarily related to differences between the book and tax basis for fixed and intangible assets, (b) the recognition of deferred tax assets of approximately $14.0 million, primarily related to tax basis only intangibles, and (c) as a result of the change in the Company’s tax status, a tax benefit of $127.2 million related to the reduction in valuation allowance, primarily associated with La Quinta Predecessor Entities’ net operating losses and tax credits.

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands)
Unrecognized tax benefits, beginning of the year	$2,990	$—	$—
Gross increase in unrecognized tax positions in the current year	—	2,990	—
Unrecognized tax benefits, end of the year	$2,990	$2,990	$—